Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Available-for-sale Securities [Table Text Block]
	December 31, 201 9
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$5,841	$13	$(1)	$5,853
Federal National Mortgage Association securities	258	2	--	260
Total mortgage-backed securities	6,099	15	(1)	6,113
Debt securities:
Corporate notes	1,500	10	--	1,510
Total available-for-sale-securities	$7,599	$25	$(1)	$7,623
	December 31, 201 8
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$4,844	$29	$--	$4,873
Federal Home Loan Mortgage Corporation securities	1,111	--	(29)	1,082
Federal National Mortgage Association securities	367	--	--	367
Total mortgage-backed securities	6,322	29	(29)	6,322
Debt securities:
U.S. government agency	360	--	(2)	358
Total available-for-sale-securities	$6,682	$29	$(31)	$6,680

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after five through ten years	$1,500	$1,510
Due after ten years	6,099	6,113
Total	$7,599	$7,623

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31 , 201 9
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	4	$2,295	$(1)	--	--	$2,295	$(1)
	December 31 , 201 8
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	--	--	$1,082	$(29)	$1,082	$(29)
Debt securities, U.S. government agency	1	--	--	358	(2)	358	(2)
Total	3	$--	$--	$1,440	$(31)	$1,440	$(31)